Cover	Aug. 03, 2023
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	AbCellera Biologics Inc.
Document Period End Date	Aug. 03, 2023
Entity Incorporation, State or Country Code	A1
Entity File Number	001-39781
Entity Address, Postal Zip Code	V5Y 0A1
Entity Central Index Key	0001703057
Amendment Flag	false
Entity Address, Address Line One	2215 Yukon StreetVancouver, BC
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
City Area Code	(604)
Local Phone Number	559-9005
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares
Trading Symbol	ABCL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false